Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net [abstract]
Schedule of trade receivable
	As of December 31,
	2021	2020
Trade receivables	$4,939,568	$5,468,911
Allowance for doubtful accounts	-	-
Trade receivables, net	$4,939,568	$5,468,911

Schedule of company’s trade receivables
	Trade receivables - as of December 31, 2021
	Current	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,449,831	$361,327	$85,385	$20,487	$22,538	$4,939,568

	Trade receivables - as of December 31, 2020
	Current	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,073,178	$250,408	$103,581	$14,891	$26,853	$5,468,911

Schedule of allowance for doubtful accounts
Balance at December 31, 2019	$(2,999)
Recovery of doubtful accounts	2,872
Write off	-
Exchange difference	127
Balance at December 31, 2020 and 2021	$-